Segments (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Entitys Operating Segments Text Block Abstract
Schedule of operating results of the group
	June 30, 2022
	Corporate	E-commerce	Online Advertising	Online Event Management	Others	Adjustments and eliminations	Total
	USD in thousands

Total segments’ assets	29,515	7,593	42,082	4,997	*10,600	(473)	94,314

Total segments’ liabilities	(1,313)	(6,912)	(31,718)	(4,690)	(335)	3,843	(41,125)

	December 31, 2021
	Corporate	E-commerce	Online		Others		Adjustments and eliminations	Total
	USD in thousands

Total segments’ assets	33,695	7,412	9,357	*	11,692	**	(2,926)	59,730

Total segments’ liabilities	(1,571)	(6,159)	(4,282)		(399)		4,114	(8,297)

Schedule of operating results of the group
	Six months ended June 30, 2022
	Corporate	E-commerce	Online Advertising	Online Event Management	Others	Adjustments and eliminations	Total
	USD in thousands

External revenue	-	2,343	31,144	1,472	-	-	34,959

Segment results – operating income (loss)	(3,366)	(1,098)	638 *	(310)	(1,385)**	(807)	(6,328)

Non-operating income (loss)	64	(63)	(56)	-	137	2,300	2,382

Finance income (loss)	330	(272)	(620)	(277)	(2)	48	(793)

Profit (Loss) before taxes on income	(2972)	(1,433)	(38)	(587)	(1,250)	1,541	(4,739)

Tax benefit (expense) on income	(5)	(93)	(15)	-	(6)	110	(9)

Segment results – profit (loss)	(2,977)	(1,526)	(53)	(587)	(1,256)	1,651	(4,748)

	Year ended December 31, 2021
	Corporate	E-commerce	Online	Others	Adjustments and eliminations	Total
	USD in thousands

External revenue	2,400	6,509	1,185	24	-	10,118

Segment results – operating income (loss)	(2,271)	(932)	(3,229)*	(3,531)**	68	(9,895)

Non-operating income	2,509	-	-	494	11,390	14,393

Finance income (loss)	555	(629)	(206)	(15)	(52)	(347)

Profit ( Loss) before taxes on income	793	(1,561)	(3,435)	(3,052)	11,406	4,151

Tax benefit (expense) on income	-	21	-	-	(126)	(105)

Segment results – profit (loss)	793	(1,540)	(3,435)	(3,052)	11,280	4,046